                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-881

                            Columbia Funds Trust III
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698

                     Date of fiscal year end: March 31, 2006

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

                                    [GRAPHIC]



                          COLUMBIA WORLD EQUITY FUND

                               Semiannual Report
                              September 30, 2005

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                                 Columbia World Equity Fund

[PHOTO] Christopher L. Wilson



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                        Performance Information.... 1

                        Fund Profile............... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Managers' Report. 5

                        Financial Statements....... 7

                          Investment Portfolio..... 8

                    Statement of Assets and Liabilities.. 15

                    Statement of Operations.............. 16

                    Statement of Changes in Net Assets... 17

                    Notes to Financial Statements........ 18

                    Financial Highlights................. 24

                  Columbia Funds......................... 27

                  Important Information
                  About This Report...................... 29

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.


                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                  PERFORMANCE INFORMATION
                                                   ----------------------------
                                   Columbia World Equity Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment 10/01/95 - 09/30/05 ($)

                          sales charge: without  with
                          ----------------------------
                          Class A       17,981  16,947
                          ----------------------------
                          Class B       16,662  16,662
                          ----------------------------
                          Class C       16,632  16,632

Growth of a $10,000 investment 10/01/95 - 09/30/05

                                    [CHART]

           Columbia World   Columbia World
              Equity A         Equity A
            shares without    shares with        MSCI             S&P
            sales charge     sales charge     World Index   Utilities Index
           ---------------  --------------    -----------   ---------------
               $10,000         $ 9,425         $10,000          $10,000
10/1995          9,958           9,385           9,840           10,145
11/1995         10,150           9,567          10,179           10,259
12/1995         10,470           9,868          10,475           10,856
01/1996         10,626          10,015          10,662           11,067
02/1996         10,573           9,965          10,725           10,724
03/1996         10,474           9,872          10,901           10,642
04/1996         10,660          10,047          11,155           10,427
05/1996         10,807          10,186          11,163           10,584
06/1996         10,835          10,212          11,217           11,164
07/1996         10,482           9,879          10,819           10,451
08/1996         10,747          10,129          10,942           10,685
09/1996         10,864          10,239          11,367           10,781
10/1996         11,152          10,511          11,444           11,319
11/1996         11,729          11,054          12,083           11,548
12/1996         11,798          11,119          11,887           11,471
01/1997         12,197          11,495          12,029           11,532
02/1997         12,192          11,491          12,165           11,449
03/1997         12,091          11,395          11,921           11,078
04/1997         12,337          11,628          12,309           10,891
05/1997         12,858          12,118          13,066           11,374
06/1997         13,247          12,486          13,715           11,717
07/1997         13,610          12,828          14,345           11,972
08/1997         12,852          12,113          13,382           11,746
09/1997         13,587          12,806          14,108           12,247
10/1997         13,093          12,340          13,363           12,363
11/1997         13,812          13,017          13,596           13,293
12/1997         14,448          13,618          13,760           14,299
01/1998         14,285          13,464          14,141           13,718
02/1998         15,011          14,148          15,095           14,183
03/1998         16,015          15,094          15,731           15,105
04/1998         15,972          15,053          15,882           14,756
05/1998         15,711          14,808          15,680           14,703
06/1998         16,008          15,088          16,050           15,265
07/1998         16,284          15,347          16,021           14,494
08/1998         14,081          13,271          13,882           14,833
09/1998         14,823          13,970          14,125           16,006
10/1998         15,461          14,572          15,399           15,701
11/1998         15,873          14,960          16,313           15,933
12/1998         16,970          15,994          17,107           16,421
01/1999         17,587          16,576          17,480           15,701
02/1999         16,810          15,843          17,013           15,102
03/1999         16,712          15,751          17,719           14,863
04/1999         17,414          16,413          18,416           16,134
05/1999         17,836          16,810          17,740           17,152
06/1999         18,148          17,104          18,565           16,552
07/1999         17,714          16,696          18,507           16,348
08/1999         17,206          16,216          18,472           16,515
09/1999         17,163          16,176          18,291           15,720
10/1999         18,292          17,240          19,239           15,948
11/1999         18,998          17,906          19,777           14,765
12/1999         21,529          20,291          21,375           14,911
01/2000         21,350          20,122          20,148           16,529
02/2000         22,042          20,774          20,201           15,509
03/2000         22,996          21,674          21,594           16,026
04/2000         20,979          19,773          20,679           17,272
05/2000         20,478          19,300          20,154           18,027
06/2000         21,350          20,123          20,829           16,955
07/2000         20,622          19,436          20,239           18,157
08/2000         21,567          20,327          20,895           20,642
09/2000         20,456          19,280          19,781           22,537
10/2000         19,738          18,603          19,447           21,670
11/2000         17,322          16,326          18,265           21,420
12/2000         18,725          17,648          18,557           23,436
01/2001         19,167          18,065          18,915           21,158
02/2001         17,731          16,712          17,315           21,928
03/2001         16,559          15,607          16,174           21,781
04/2001         17,664          16,648          17,366           23,049
05/2001         17,139          16,154          17,140           22,314
06/2001         16,546          15,595          16,600           20,535
07/2001         16,118          15,191          16,378           19,589
08/2001         15,455          14,567          15,590           19,056
09/2001         14,281          13,460          14,215           16,849
10/2001         14,308          13,485          14,486           16,788
11/2001         14,447          13,616          15,341           15,887
12/2001         14,571          13,733          15,436           16,302
01/2002         13,631          12,847          14,967           15,363
02/2002         13,162          12,405          14,835           15,025
03/2002         13,535          12,756          15,519           16,853
04/2002         13,272          12,509          14,964           16,540
05/2002         13,065          12,314          14,989           15,071
06/2002         12,499          11,781          14,078           14,001
07/2002         11,547          10,883          12,890           12,044
08/2002         11,616          10,948          12,911           12,495
09/2002         10,690          10,076          11,490           10,881
10/2002         11,215          10,570          12,337           10,684
11/2002         11,823          11,143          13,000           10,966
12/2002         11,575          10,909          12,369           11,411
01/2003         11,326          10,675          11,991           11,062
02/2003         11,188          10,544          11,781           10,538
03/2003         11,188          10,544          11,743           11,054
04/2003         12,044          11,351          12,783           12,010
05/2003         12,665          11,937          13,510           13,264
06/2003         12,735          12,002          13,743           13,414
07/2003         13,094          12,341          14,020           12,538
08/2003         13,425          12,653          14,322           12,779
09/2003         13,273          12,510          14,408           13,347
10/2003         14,075          13,266          15,261           13,489
11/2003         14,268          13,448          15,491           13,502
12/2003         15,041          14,176          16,462           14,408
01/2004         15,276          14,398          16,726           14,714
02/2004         15,400          14,514          17,005           15,002
03/2004         15,317          14,436          16,893           15,152
04/2004         14,931          14,072          16,547           14,595
05/2004         14,944          14,085          16,697           14,729
06/2004         15,262          14,385          17,039           14,957
07/2004         14,696          13,851          16,484           15,204
08/2004         14,668          13,825          16,556           15,827
09/2004         14,944          14,085          16,869           15,963
10/2004         15,289          14,410          17,283           16,742
11/2004         16,021          15,100          18,190           17,449
12/2004         16,624          15,668          18,885           17,908
01/2005         16,346          15,406          18,460           18,273
02/2005         16,958          15,983          19,045           18,666
03/2005         16,542          15,591          18,678           18,877
04/2005         16,264          15,329          18,269           19,466
05/2005         16,598          15,643          18,594           19,497
06/2005         16,737          15,775          18,755           20,632
07/2005         17,319          16,324          19,410           21,094
08/2005         17,444          16,441          19,556           21,280
09/2005         17,981          16,947          20,063           22,126


The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia World Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of global stocks. The Standard & Poor's (S&P) Utilities Index is an unmanaged market capitalization weighted index of natural gas and electric companies. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Average annual total return as of 09/30/05 (%)

         Share class                A             B             C
         --------------------------------------------------------------
         Inception              10/15/91      03/27/95      03/27/95
         --------------------------------------------------------------
         Sales charge         without with  without with  without with
         --------------------------------------------------------------
         6-month (cumulative)   8.72   2.47   8.36   3.36   8.28   7.28
         --------------------------------------------------------------
         1-year                20.34  13.42  19.39  14.39  19.42  18.42
         --------------------------------------------------------------
         5-year                -2.54  -3.69  -3.28  -3.61  -3.32  -3.32
         --------------------------------------------------------------
         10-year                6.04   5.42   5.24   5.24   5.22   5.22
         --------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.
The fund initially commenced operations as the Liberty Financial Utilities Fund on October 15, 1991. Performance shown is based, in part, on the performance of the Liberty Financial Utilities Fund, which had a different expense structure than the fund.

                    FUND PROFILE
                                 --------------------------
                                 Columbia World Equity Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Top 5 countries as of 09/30/05 (%)

                              United States  52.1
                              -------------------
                              Japan          12.2
                              -------------------
                              United Kingdom  7.2
                              -------------------
                              France          5.3
                              -------------------
                              Germany         3.5
                              -------------------

Top 5 Sectors as of 09/30/05 (%)

                          Utilities              27.0
                          ---------------------------
                          Financials             23.4
                          ---------------------------
                          Industrials            10.9
                          ---------------------------
                          Consumer discretionary 10.7
                          ---------------------------
                          Health care            10.4
                          ---------------------------

Top 10 holdings as of 09/30/05 (%)

                             Exxon Mobil       1.9
                             ---------------------
                             Total             1.6
                             ---------------------
                             Johnson & Johnson 1.5
                             ---------------------
                             Citigroup         1.4
                             ---------------------
                             Mitsubishi        1.4
                             ---------------------
                             Vodafone Group    1.3
                             ---------------------
                             Toyota Motor      1.2
                             ---------------------
                             Societe Generale  1.2
                             ---------------------
                             ChevronTexaco     1.2
                             ---------------------
                             Fortis            1.1
                             ---------------------


Portfolio holdings and country breakdown are calculated as a percentage of net assets. Sector breakdown is calculated as a percentage of total investments excluding short-term investments.
Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Summary

.. For the six-month period ended September 30, 2005, the fund's class A shares returned 8.72% without sales charge.

.. The strong performance of the Japanese market was a positive influence on the fund, the MSCI World Index and the fund's peer group, the Morningstar(R) World Stock Category. The S&P Utilities Index also rose, as energy prices soared and the sector's dividend payments attracted investors.

.. Investments in Japan, particularly in the industrials and financials sectors, were responsible for most of the fund's outperformance relative to the MSCI World Index. The fund's allocation to utilities also aided performance.

                                    [GRAPHIC]

                        Class A shares       MSCI World Index
                        --------------       ----------------
                             8.72%                 7.42%


                                   Objective
  The Fund seeks long-term growth by investing primarily in global equities.

                               Total net assets
                                 $95.6 million

Management style

                                    [GRAPHIC]

UNDERSTANDING YOUR EXPENSES
                                       ----------------------------------
                         Columbia World Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/05 - 09/30/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,087.19   1,017.25    8.16       7.89            1.56
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,083.58   1,013.49   12.07      11.66            2.31
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,082.78   1,013.49   12.06      11.66            2.31
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                      ECONOMIC UPDATE
                                                -----------------------------
                                Columbia World Equity Fund

The world economy moved ahead at a steady, if uneven, pace during the six-month period that began April 1, 2005 and ended September 30, 2005. World gross domestic product (GDP) growth was estimated at approximately 4.2%. However, that figure masks significant disparity in growth rates around the world. For example, US Gross domestic product (GDP) expanded at an estimated annualized rate of 3.8% over this reporting period as job growth helped buoy consumer spending and rising profits helped business spending. Euro-area growth was slightly higher than 1.0% as higher energy prices dampened economic growth. In Japan, economic growth was estimated at around 2.0%, as the country's economic expansion continued. By contrast, the emerging market of China continued to sizzle with estimated GDP growth of 9.5%.

Energy prices weighed on economic growth in countries that were major oil importers. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. However, higher energy prices lifted economic prospects in oil exporting markets such as Canada and Venezuela. The latest data on the global economy suggest that it has retained momentum and that growth in 2006 could be slightly higher.

Despite volatility, stocks moved ahead

The MSCI World Index -- a broad measure of large company stock market performance around the world -- returned 7.42% for this reporting period. In most markets, energy and utilities stocks outperformed other sectors by a considerable margin. Stock market performance was generally higher outside of the United States. Although the economies of Europe and Japan did not grow at a pace that matched US growth, their stock markets did better. The MSCI Europe Index returned 6.83%. The MSCI Japan Index returned 14.95%, while the S&P 500 Index, a common measure of broad stock market performance in the United States, returned 5.02%. Rising interest rates and concerns about economic growth in light of Hurricanes Katrina and Rita restrained stock market performance in the United States.

Looking ahead

Our outlook on the world's stock markets remains positive going forward. If energy prices abate, prospects could brighten for most economies that have struggled with higher prices. Outside the United States, Japan remains a region of particular interest as the country has managed to sustain it first extended cycle of growth in 15 years.

Summary
For the six-month period ended September 30, 2005

.. Despite volatility, the global stock market generated a solid return for the period. The MSCI World Index returned 7.42%. In the United States, the S&P 500 Index returned 5.02%.

                                    [GRAPHIC]

                 MSCI World Index            S&P 500 Index
                 ----------------            -------------
                      7.42%                      5.02%



.. Japan was one of the strongest performers among developed nation stock markets.

                                    [GRAPHIC]

MSCI Japan Index
14.95%

The MSCI World Index is an unmanaged index that tracks the performance of global stocks.
The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The MSCI Japan Index is an unmanaged index that tracks the performance of Japanese stocks.

                 PORTFOLIO MANAGERS' REPORT
                                                     --------------------------
                                    Columbia World Equity Fund


For the six-month period ended September 30, 2005, Columbia World Equity Fund class A shares returned 8.72% without sales charge. The fund outperformed the MSCI World Index, which returned 7.42%. Its return was lower than the returns of the S&P Utilities Index, which was 17.24%, and the average return of the Morningstar World Stock Category, which was 9.03% over the same period./1/ Investments in Japan, particularly in the industrials and financials sectors, were responsible for most of the fund's outperformance relative to the MSCI World Index.

Weighing performance

When reviewing performance relative to the S&P Utilities Index, it is important to note that the fund defines utilities to include energy, telecommunications and semiconductor companies while the S&P Utilities Index limits itself to traditional gas, electric and other power-generating utilities. These traditional utilities were among the market's best performers during this period, and the fund benefited from its exposure to the sector. In fact, utilities helped the fund outperform the MSCI World Index, because the fund's utility weight was higher than the index. However, with only 23% of its assets invested in utilities and the majority of assets outside utilities, overall performance fell short of the S&P Utilities Index during the period. Among the fund's utility holdings, Fortum in Finland rose more than 100%.

Japanese investments led portfolio performance

The fund's investments in Japan, which cut across several sectors, figured heavily into its return for the period. After struggling for more than ten years, the Japanese economy appeared to be on its way to recovery. Business confidence was up, corporate spending rose and consumer sentiment showed improvement. In selecting stocks, we focused on companies whose business prospects were tied to Japan's domestic economic expansion. As mentioned above, industrial and financial stocks generated some of the best returns. In the industrials sector, Komatsu a manufacturer of construction and mining equipment, did well. In Japan's revitalized financial sector, Mizuho Financial Group stood out. Mizuho Financial Group is the largest lender to small- and medium-size businesses. ORIX, an equipment leasing company, also made a substantial contribution to return.

Energy and consumer staples holdings were positive

Energy stocks gave performance a substantial boost, with large integrated oil companies such as Exxon Mobil and ConocoPhillips leading the sector. In the consumer staples sector Japan Tobacco and Altria Group the parent company of Philip Morris and Kraft Foods, made some of the largest gains. Altria Group benefited from good earnings and also from the expectation that pending litigation would be decided in the company's favor. (On October 17, 2005, the Supreme Court declined to pursue the case against Altria Group.) Gillette was also a performance standout, as its merger with Proctor & Gamble was finalized. Grocery store chain Albertson's added value after the company announced that it was seeking a merger partner as a way of competing against Wal-Mart Stores in their supermarket business.

/1/2005, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 09/30/05 ($)

                                 Class A 12.96
                                 -------------
                                 Class B 12.44
                                 -------------
                                 Class C 12.42
                                 -------------

Holdings discussed in this report as of 09/30/05 (%)

                           Fortum                 0.6
                           --------------------------
                           Komatsu                1.0
                           --------------------------
                           Mizuho Financial Group 1.1
                           --------------------------
                           ORIX                   1.1
                           --------------------------
                           Japan Tobacco          0.5
                           --------------------------
                           Altria Group           0.7
                           --------------------------
                           Gillette               0.9
                           --------------------------
                           Albertson's            0.6
                           --------------------------
                           Exxon Mobil            1.9
                           --------------------------
                           ConocoPhillips         1.0
                           --------------------------
                           Merck & Co             0.7
                           --------------------------
                           HCA                    0.7

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

--------------------------------------------------------------------------------
                              Columbia World Equity
                                               Fund


Technology and health care stocks disappointed

The fund's technology position was the weakest area of the portfolio, with several stocks generating negative returns. Adobe Systems struggled, as the company suffered from increased competition from Microsoft and from an acquisition that investors viewed as questionable. Certain health care stocks also detracted from results. Merck & Co. declined because of the on-going litigation involving its arthritis drug Vioxx, and HCA fell after reporting poor earnings.

Adding value one stock at a time

After a number of false starts, we are encouraged by the upturn in Japan, and we plan to seek additional opportunities in the country. Outside Japan, our focus is on stock selection without specific regard for countries or regions. As we look ahead, we plan to focus less on companies whose earnings are tied to cyclical factors and more on companies that have had long-term track records of consistent earnings growth.

About your fund

On October 10, 2005, the Columbia Global Equity Fund changed its name to Columbia World Equity Fund.

Brian Condon has co-managed Columbia World Equity Fund since June 2005 and has been with the advisor or its predecessors or affiliate organizations since April 2000.

/s/ Brian Condon

Sean P. Wilson has co-managed the fund since October 2003 and has been with the advisor or its predecessors or affiliate organizations since June 2003.

/s/ Sean P. Wilson

Colin Moore has co-managed the fund since September 2004 and has been with the advisor or its predecessors or affiliate organizations since September 2002.

/s/ Colin Moore

Fred Copper has co-managed the fund since October 2005 and has been with the advisor since September 2005.

/s/ Fred Copper

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Since the fund may invest a significant percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

The fund generally maintains a broader definition of utilities than many sector classifications. The fund's definition includes companies that manufacture, produce, generate, transmit, sell or distribute electricity, natural gas or other types of energy, water or other sanitary services. This definition also includes telecommunication companies, such as telephone, satellite, microwave, and other communications media. The fund may also invest in companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

We plan to focus less on companies whose earnings are tied to cyclical factors and more on companies that have had long-term track records of consistent earnings growth.

FINANCIAL STATEMENTS
                               -------------------------------------------
September 30, 2005 (unaudited)                 Columbia World Equity Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

             INVESTMENT PORTFOLIO
                                            -----------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Common Stocks - 99.6%

CONSUMER DISCRETIONARY - 10.7%                                            Shares  Value ($)
--------------------------------------- --------------------------------- ------ ----------
                     Automobiles - 2.1% Renault SA                         8,200    777,470
                                        Toyota Motor Corp.                25,800  1,189,697
                                                               Automobiles Total  1,967,167
                                        --------------------------------- ------ ----------
   Hotels, Restaurants & Leisure - 1.9% Brinker International, Inc.        6,100    229,116
                                        Carnival Corp.                     9,300    464,814
                                        GTECH Holdings Corp.              11,050    354,263
                                        McDonald's Corp.                  22,800    763,572
                                             Hotels, Restaurants & Leisure Total  1,811,765
                                        --------------------------------- ------ ----------
              Household Durables - 0.5% Ryland Group, Inc.                 7,000    478,940
                                                        Household Durables Total    478,940
                                        --------------------------------- ------ ----------
    Leisure Equipment & Products - 0.9% Sankyo Co., Ltd.                  16,700    884,707
                                              Leisure Equipment & Products Total    884,707
                                        --------------------------------- ------ ----------
                           Media - 2.3% McGraw-Hill Companies, Inc.       11,200    538,048
                                        News Corp., Class B               41,739    688,693
                                        Schibsted ASA                     17,200    535,921
                                        Viacom, Inc., Class B             14,300    472,043
                                                                     Media Total  2,234,705
                                        --------------------------------- ------ ----------
                Multiline Retail - 0.7% Federated Department Stores, Inc. 10,400    695,448
                                                          Multiline Retail Total    695,448
                                        --------------------------------- ------ ----------
                Specialty Retail - 1.5% Abercrombie & Fitch Co., Class A   4,000    199,400
                                        American Eagle Outfitters, Inc.   11,700    275,301
                                        Home Depot, Inc.                  17,800    678,892
                                        Staples, Inc.                     10,500    223,860
                                                          Specialty Retail Total  1,377,453
                                        --------------------------------- ------ ----------
Textiles, Apparel & Luxury Goods - 0.8% NIKE, Inc., Class B                9,100    743,288
                                          Textiles, Apparel & Luxury Goods Total    743,288
                                                                                 ----------
                                                   CONSUMER DISCRETIONARY  TOTAL 10,193,473

CONSUMER STAPLES - 7.6%
--------------------------------------- --------------------------------- ------ ----------
                       Beverages - 2.4% Coca-Cola Co.                     10,900    470,771
                                        Diageo PLC                        48,144    692,463
                                        Orkla ASA                          8,450    320,601
                                        PepsiCo, Inc.                     14,100    799,611
                                                                 Beverages Total  2,283,446
                                        --------------------------------- ------ ----------
        Food & Staples Retailing - 0.6% Albertson's, Inc.                 22,000    564,300
                                                  Food & Staples Retailing Total    564,300
                                        --------------------------------- ------ ----------
                   Food Products - 1.3% Danisco A/S                        8,100    546,104
                                        Hershey Co.                       12,400    698,244
                                                             Food Products Total  1,244,348
                                        --------------------------------- ------ ----------
              Household Products - 1.2% Clorox Co.                         8,300    460,982
                                        Colgate-Palmolive Co.             13,400    707,386
                                                        Household Products Total  1,168,368
                                        --------------------------------- ------ ----------
               Personal Products - 0.9% Gillette Co.                      14,600    849,720
                                                         Personal Products Total    849,720

See Accompanying Notes to Financial Statements.

             ------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Common Stocks - (continued)

CONSUMER STAPLES - (continued)                                                Shares  Value ($)
------------------------------------- --------------------------------------- ------ ----------
                       Tobacco - 1.2% Altria Group, Inc.                       9,600    707,616
                                      Japan Tobacco, Inc.                         32    504,987
                                                                       Tobacco Total  1,212,603
                                                                                     ----------
                                                              CONSUMER STAPLES TOTAL  7,322,785

FINANCIALS - 23.4%
------------------------------------- --------------------------------------- ------ ----------
               Capital Markets - 1.9% A.G. Edwards, Inc.                      11,300    495,053
                                      Lehman Brothers Holdings, Inc.           2,300    267,904
                                      Merrill Lynch & Co., Inc.                8,600    527,610
                                      UBS AG, Registered Shares                6,000    510,411
                                                               Capital Markets Total  1,800,978
                                      --------------------------------------- ------ ----------
              Commercial Banks - 9.9% Alpha Bank A.E.                         13,651    385,788
                                      Barclays PLC                            47,913    485,157
                                      Danske Bank A/S                         24,600    752,996
                                      HBOS PLC                                45,897    690,993
                                      Lloyds TSB Group PLC                    60,443    498,748
                                      Mitsubishi Tokyo Financial Group, Inc.      56    742,101
                                      Mitsui Trust Holdings, Inc.             64,000    884,027
                                      Mizuho Financial Group, Inc.               157  1,006,457
                                      Royal Bank of Scotland Group PLC        29,134    827,245
                                      Societe Generale                        10,130  1,157,689
                                      U.S. Bancorp                            20,100    564,408
                                      Wachovia Corp.                          14,143    673,065
                                      Westpac Banking Corp.                   47,648    768,121
                                                              Commercial Banks Total  9,436,795
                                      --------------------------------------- ------ ----------
              Consumer Finance - 2.5% Acom Co., Ltd.                           6,750    491,497
                                      AmeriCredit Corp. (a)                    9,100    217,217
                                      ORIX Corp.                               5,700  1,034,417
                                      Providian Financial Corp. (a)           21,700    383,656
                                      Takefuji Corp.                           3,660    286,828
                                                              Consumer Finance Total  2,413,615
                                      --------------------------------------- ------ ----------
Diversified Financial Services - 4.2% CIT Group, Inc.                         12,300    555,714
                                      Citigroup, Inc.                         28,900  1,315,528
                                      Fortis                                  37,215  1,079,891
                                      ING Groep NV                            35,433  1,056,653
                                                Diversified Financial Services Total  4,007,786
                                      --------------------------------------- ------ ----------
                     Insurance - 4.9% Allianz AG, Registered Shares            5,531    747,241
                                      AXA                                     10,343    284,345
                                      Genworth Financial, Inc., Class A       10,800    348,192
                                      Hartford Financial Services Group, Inc.  9,600    740,832
                                      MetLife, Inc.                            9,700    483,351
                                      SAFECO Corp.                            10,500    560,490
                                      Sampo Oyj, Class A                      30,800    489,393
                                      UnumProvident Corp.                     25,400    520,700
                                      XL Capital Ltd., Class A                 7,400    503,422
                                                                     Insurance Total  4,677,966
                                                                                     ----------
                                                                    FINANCIALS TOTAL 22,337,140

HEALTH CARE - 10.4%
------------------------------------- ---------------------------------------------- ----------
                 Biotechnology - 0.9% Amgen, Inc. (a)                         11,000    876,370
                                                                 Biotechnology Total    876,370

                                See Accompanying Notes to Financial Statements.

             ------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Common Stocks - (continued)

HEALTH CARE - (continued)                                                    Shares Value ($)
--------------------------------------- ------------------------------------ ------ ---------
Health Care Equipment & Supplies - 0.5% C.R. Bard, Inc.                       6,900   455,607
                                             Health Care Equipment & Supplies Total   455,607
                                        ------------------------------------ ------ ---------
Health Care Providers & Services - 3.0% Aetna, Inc.                           4,300   370,402
                                        CIGNA Corp.                           9,000 1,060,740
                                        Express Scripts, Inc. (a)             9,800   609,560
                                        HCA, Inc.                            13,000   622,960
                                        Lincare Holdings, Inc. (a)            5,900   242,195
                                             Health Care Providers & Services Total 2,905,857
                                        ------------------------------------ ------ ---------
                 Pharmaceuticals - 6.0% Abbott Laboratories                  16,900   716,560
                                        GlaxoSmithKline PLC                  16,095   409,803
                                        Johnson & Johnson                    22,100 1,398,488
                                        Merck & Co., Inc.                    26,300   715,623
                                        Novartis AG, Registered Shares       16,150   819,643
                                        Pfizer, Inc.                         35,900   896,423
                                        Schering AG                           7,317   463,408
                                        Takeda Pharmaceutical Co., Ltd.       4,700   280,141
                                                              Pharmaceuticals Total 5,700,089
                                                                                    ---------
                                                                  HEALTH CARE TOTAL 9,937,923

INDUSTRIALS - 10.9%
--------------------------------------- ------------------------------------ ------ ---------
             Aerospace & Defense - 0.6% United Technologies Corp.            10,200   528,768
                                                          Aerospace & Defense Total   528,768
                                        ------------------------------------ ------ ---------
         Air Freight & Logistics - 0.6% United Parcel Service, Inc., Class B  7,700   532,301
                                                      Air Freight & Logistics Total   532,301
                                        ------------------------------------ ------ ---------
               Building Products - 0.4% Wienerberger AG                      10,334   407,606
                                                            Building Products Total   407,606
                                        ------------------------------------ ------ ---------
  Commercial Services & Supplies - 1.6% Equifax, Inc.                        13,100   457,714
                                        R.R. Donnelley & Sons Co.             6,500   240,955
                                        Randstad Holding NV                  12,946   497,419
                                        Waste Management, Inc.               11,800   337,598
                                               Commercial Services & Supplies Total 1,533,686
                                        ------------------------------------ ------ ---------
      Construction & Engineering - 0.7% Vinci SA                              7,974   687,326
                                                   Construction & Engineering Total   687,326
                                        ------------------------------------ ------ ---------
        Industrial Conglomerates - 2.2% General Electric Co.                 27,900   939,393
                                        Keppel Corp., Ltd.                   97,000   729,258
                                        Tyco International Ltd.              16,600   462,310
                                                     Industrial Conglomerates Total 2,130,961
                                        ------------------------------------ ------ ---------
                       Machinery - 3.0% Atlas Copco AB, Class B (a)          31,000   536,245
                                        Eaton Corp.                           7,200   457,560
                                        Ingersoll-Rand Co., Ltd., Class A    12,800   489,344
                                        Komatsu Ltd.                         67,000   922,466
                                        Volvo AB, Class B                    11,500   500,923
                                                                    Machinery Total 2,906,538
                                        ------------------------------------ ------ ---------
                     Road & Rail - 0.4% Canadian National Railway Co.         5,123   363,975
                                                                  Road & Rail Total   363,975

See Accompanying Notes to Financial Statements.

             ------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Common Stocks - (continued)

INDUSTRIALS - (continued)                                                      Shares  Value ($)
--------------------------------------- ------------------------------------- ------- ----------
Trading Companies & Distributors - 1.4%



                                        Mitsubishi Corp.                       65,700  1,305,655
                                               Trading Companies & Distributors Total  1,305,655
                                                                                      ----------
                                                                    INDUSTRIALS TOTAL 10,396,816

INFORMATION TECHNOLOGY - 6.5%
--------------------------------------- ------------------------------------- ------- ----------
        Communications Equipment - 0.8% Cisco Systems, Inc. (a)                44,500    797,885
                                                       Communications Equipment Total    797,885
                                        ------------------------------------- ------- ----------
         Computers & Peripherals - 2.0% Dell, Inc. (a)                         26,200    896,040
                                        International Business Machines Corp.   5,700    457,254
                                        NCR Corp. (a)                          16,400    523,324
                                                        Computers & Peripherals Total  1,876,618
                                        ------------------------------------- ------- ----------
                     IT Services - 0.6% Indra Sistemas SA                      26,212    575,494
                                                                    IT Services Total    575,494
                                        ------------------------------------- ------- ----------
              Office Electronics - 0.5% Canon, Inc.                             9,500    514,685
                                                             Office Electronics Total    514,685
                                        ------------------------------------- ------- ----------
                        Software - 2.6% Autodesk, Inc. (a)                     21,700  1,007,748
                                        Microsoft Corp.                        19,800    509,454
                                        Oracle Corp. (a)                       57,100    707,469
                                        Symantec Corp. (a)                     11,600    262,856
                                                                       Software Total  2,487,527
                                                                                      ----------
                                                         INFORMATION TECHNOLOGY TOTAL  6,252,209

MATERIALS - 3.2%
--------------------------------------- ------------------------------------- ------- ----------
                       Chemicals - 2.0% Linde AG                                8,688    640,719
                                        Mitsubishi Chemical Corp.             170,000    558,186
                                        Syngenta AG (a)                         6,835    716,187
                                                                      Chemicals Total  1,915,092
                                        ------------------------------------- ------- ----------
                 Metals & Mining - 0.7% Phelps Dodge Corp.                      2,200    285,846
                                        Rio Tinto Ltd.                          8,858    398,149
                                                                Metals & Mining Total    683,995
                                        ------------------------------------- ------- ----------
         Paper & Forest Products - 0.5% Georgia-Pacific Corp.                  14,400    490,464
                                                        Paper & Forest Products Total    490,464
                                                                                      ----------
                                                                      MATERIALS TOTAL  3,089,551

UTILITIES - 26.9%
--------------------------------------- ------------------------------------- ------- ----------
                       Chemicals - 0.8% BASF AG                                10,219    768,329
                                                                      Chemicals Total    768,329
                                        ------------------------------------- ------- ----------
        Communications Equipment - 1.7% Avaya, Inc. (a)                        78,800    811,640
                                        Nokia Oyj                              45,500    767,227
                                                       Communications Equipment Total  1,578,867
                                        ------------------------------------- ------- ----------

                                See Accompanying Notes to Financial Statements.

             ------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Common Stocks - (continued)

UTILITIES - (continued)                                                                          Shares  Value ($)
--------------------------------------------- ------------------------------------------------- ------- ----------
Diversified Telecommunication Services - 3.1% Belgacom SA                                        11,323    384,260
                                              BT Group PLC                                      195,890    769,972
                                              France Telecom SA                                  20,200    580,854
                                              SBC Communications, Inc.                           30,400    728,688
                                              Telecom Italia S.p.A.                                   3          8
                                              Verizon Communications, Inc.                       16,400    536,116
                                                           Diversified Telecommunication Services Total  2,999,898
                                              ------------------------------------------------- ------- ----------
                    Electric Utilities - 3.1% E.ON AG                                             8,453    777,465
                                              Edison International                               11,800    557,904
                                              Exelon Corp.                                        9,100    486,304
                                              Fortum Oyj                                         30,800    618,197
                                              Scottish Power PLC                                 52,157    525,922
                                                                               Electric Utilities Total  2,965,792
                                              ------------------------------------------------- ------- ----------
           Energy Equipment & Services - 1.7% BJ Services Co.                                    22,000    791,780
                                              Schlumberger Ltd.                                   9,600    810,048
                                                                      Energy Equipment & Services Total  1,601,828
                                              ------------------------------------------------- ------- ----------
                         Gas Utilities - 1.2% Enagas SA                                          36,460    655,648
                                              Tokyo Gas Co., Ltd.                               123,000    500,624
                                                                                    Gas Utilities Total  1,156,272
                                              ------------------------------------------------- ------- ----------
                       Metals & Mining - 1.1% BHP Billiton Ltd.                                  62,533  1,068,334
                                                                                  Metals & Mining Total  1,068,334
                                              ------------------------------------------------- ------- ----------
                       Multi-Utilities - 0.7% PG&E Corp.                                          6,400    251,200
                                              Sempra Energy                                       9,000    423,540
                                                                                  Multi-Utilities Total    674,740
                                              ------------------------------------------------- ------- ----------
           Oil, Gas & Consumable Fuels - 8.6% Arch Coal, Inc.                                     8,600    580,500
                                              BP PLC                                             63,268    747,785
                                              ChevronTexaco Corp.                                17,500  1,132,775
                                              ConocoPhillips                                     14,200    992,722
                                              ENI S.p.A.                                         33,585    995,469
                                              Exxon Mobil Corp.                                  29,100  1,849,014
                                              Norsk Hydro ASA                                     3,400    378,411
                                              Total SA                                            5,690  1,547,975
                                                                      Oil, Gas & Consumable Fuels Total  8,224,651
                                              ------------------------------------------------- ------- ----------
                             Semiconductors & Intel Corp.                                        43,500  1,072,275
               Semiconductor Equipment - 3.1% KLA-Tencor Corp.                                    9,300    453,468
                                              MEMC Electronic Materials, Inc. (a)                29,900    681,421
                                              Taiwan Semiconductor Manufacturing Co., Ltd., ADR  89,919    739,134
                                                         Semiconductors & Semiconductor Equipment Total  2,946,298
                                              ------------------------------------------------- ------- ----------
   Wireless Telecommunication Services - 1.8% NTT DoCoMo, Inc.                                      302    540,933
                                              Vodafone Group PLC                                462,241  1,203,428
                                                              Wireless Telecommunication Services Total  1,744,361
                                                                                                        ----------
                                                                                        UTILITIES TOTAL 25,729,370

                                              Total Common Stocks
                                              (cost of $83,893,669)                                     95,259,267

See Accompanying Notes to Financial Statements.

             ------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Short-Term Obligation - 0.5%                                                    Par ($)   Value ($)
---------------------------- -------------------------------------------------- ------- ----------
                             Repurchase agreement with State Street Bank &
                             Trust Co., dated 09/30/05, due 10/03/05 at 3.150%,
                             collateralized by a U.S. Treasury Note maturing
                             06/15/09, market value of $488,031 (repurchase
                             proceeds $478,125)                                 478,000    478,000

                             Total Short-Term Obligation
                             (cost of $478,000)                                            478,000

                             Total Investments - 100.1%
                             (cost of $84,371,669) (b)                                  95,737,267

                             Other Assets & Liabilities, Net - (0.1)%                     (128,116)

                             Net Assets - 100.0%                                        95,609,151

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Non-income producing security.
                                (b)Cost for federal income tax purposes is
                                   $84,371,669.

                      ACRONYM NAME
                      -----------------------------------
                        ADR   American Depositary Receipt

                                See Accompanying Notes to Financial Statements.

             ------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

                 SUMMARY OF SECURITIES              % OF TOTAL
                 BY COUNTRY               VALUE     INVESTMENTS
                 ----------------------------------------------
                 United States*        $ 49,933,195     52.1%
                 Japan                   11,647,410     12.2
                 United Kingdom           6,851,517      7.2
                 France                   5,035,659      5.3
                 Germany                  3,397,161      3.5
                 Australia                2,234,603      2.3
                 Switzerland              2,046,241      2.1
                 Finland                  1,874,816      2.0
                 Netherlands              1,554,072      1.6
                 Belgium                  1,464,151      1.5
                 Denmark                  1,299,100      1.4
                 Norway                   1,234,932      1.3
                 Spain                    1,231,142      1.3
                 Sweden                   1,037,168      1.1
                 Italy                      995,477      1.0
                 Netherlands Antilles       810,048      0.8
                 Taiwan                     739,134      0.8
                 Singapore                  729,258      0.8
                 Panama                     464,814      0.5
                 Austria                    407,606      0.4
                 Greece                     385,788      0.4
                 Canada                     363,975      0.4
                                       ------------    -----
                                       $95,737,267     100.0%
                                       ------------    -----

                                  *Includes short-term obligation.

                                   Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          September 30, 2005 (unaudited)       Columbia World Equity
                                                                Fund

                                                                                   ($)
------------------------- ------------------------------------------------ ----------
                   Assets Investments, at cost                             84,371,669
                                                                           ----------
                          Investments, at value                            95,737,267
                          Cash                                                    993
                          Foreign currency (cost of $11,501)                   11,484
                          Receivable for:
                            Fund shares sold                                   12,069
                            Interest                                               42
                            Dividends                                         176,092
                            Foreign tax reclaims                               40,292
                          Deferred Trustees' compensation plan                 18,879
                                                                           ----------
                             Total Assets                                  95,997,118
                          ------------------------------------------------ ----------
              Liabilities Payable for:
                            Fund shares repurchased                           188,581
                            Investment advisory fee                            32,440
                            Administration fee                                 20,231
                            Transfer agent fee                                 33,200
                            Pricing and bookkeeping fees                        6,305
                            Trustees' fees                                        823
                            Custody fee                                        12,913
                            Reports to shareholders                            24,923
                            Distribution and service fees                      29,397
                            Chief compliance officer expenses and fees            867
                          Deferred Trustees' fees                              18,879
                          Other liabilities                                    19,408
                                                                           ----------
                             Total Liabilities                                387,967

                                                                Net Assets 95,609,151
                          ------------------------------------------------ ----------
Composition of Net Assets Paid-in capital                                  91,973,249
                          Undistributed net investment income                 377,356
                          Accumulated net realized loss                    (8,106,717)
                          Net unrealized appreciation (depreciation) on:
                            Investments                                    11,365,598
                            Foreign currency translations                        (335)
                                                                           ----------
                                                                Net Assets 95,609,151
                          ------------------------------------------------ ----------
                  Class A Net assets                                       79,420,520
                          Shares outstanding                                6,126,024
                          Net asset value per share                          12.96(a)
                          Maximum offering price per share ($12.96/0.9425)   13.75(b)
                          ------------------------------------------------ ----------
                  Class B Net assets                                       15,021,992
                          Shares outstanding                                1,207,668
                          Net asset value and offering price per share      12.44 (a)
                          ------------------------------------------------ ----------
                  Class C Net assets                                        1,166,639
                          Shares outstanding                                   93,904
                          Net asset value and offering price per share      12.42 (a)

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                        -----------------------
For the Six Months Ended September 30, 2005 (unaudited)  Columbia World Equity
                                                                          Fund

                                                                                                                     ($)
--------------------------------------- --------------------------------------------------------------------  ---------
                      Investment Income Dividends                                                             1,195,496
                                        Interest                                                                  4,947
                                                                                                              ---------
                                          Total Investment Income (net of foreign taxes withheld of $92,522)  1,200,443
                                        --------------------------------------------------------------------  ---------
                               Expenses Investment advisory fee                                                 188,953
                                        Administration fee                                                      118,096
                                        Distribution fee:
                                          Class B                                                                58,104
                                          Class C                                                                 4,119
                                        Service fee:
                                          Class A                                                                97,355
                                          Class B                                                                19,368
                                          Class C                                                                 1,373
                                        Transfer agent fee                                                      213,013
                                        Pricing and bookkeeping fees                                             21,921
                                        Trustees' fees                                                            4,069
                                        Custody fee                                                              26,052
                                        Chief compliance officer expenses and fees (See Note 4)                   1,635
                                        Non-recurring costs (See Note 8)                                            588
                                        Other expenses                                                           54,554
                                                                                                              ---------
                                          Total Expenses                                                        809,200
                                        Fees and expenses waived or reimbursed by Transfer Agent                 (9,839)
                                        Non-recurring costs assumed by Investment Advisor (See Note 8)             (588)
                                                                                                              ---------
                                          Net Expenses                                                          798,773
                                                                                                              ---------
                                        Net Investment Income                                                   401,670
                                        --------------------------------------------------------------------  ---------
Net Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
    on Investments and Foreign Currency   Investments                                                         3,415,541
                                          Foreign currency transactions                                         (29,715)
                                                                                                              ---------
                                           Net realized gain                                                  3,385,826
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                         4,055,975
                                          Foreign currency translations                                          (3,635)
                                                                                                              ---------
                                           Net change in unrealized appreciation (depreciation)               4,052,340
                                                                                                              ---------
                                        Net Gain                                                              7,438,166
                                                                                                              ---------
                                        Net Increase in Net Assets from Operations                            7,839,836

See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                               Columbia World Equity
                                                                Fund

                                                                                              (unaudited)
                                                                                               Six Months          Year
                                                                                                    Ended         Ended
                                                                                            September 30,     March 31,
Increase (Decrease) in Net Assets:                                                               2005 ($)      2005 ($)
-------------------------------------- ---------------------------------------------------- -------------  -----------
                            Operations Net investment income                                      401,670      441,465
                                       Net realized gain on investments and foreign
                                        currency transactions                                   3,385,826    7,513,145
                                       Net change in unrealized appreciation (depreciation)
                                        on investments, foreign currency translations and
                                        foreign capital gains tax                               4,052,340     (735,229)
                                                                                            -------------  -----------
                                       Net Increase from Operations                             7,839,836    7,219,381
                                       ---------------------------------------------------- -------------  -----------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                                     (144)    (375,953)
                                       ---------------------------------------------------- -------------  -----------
                    Share Transactions Class A:
                                         Subscriptions                                          1,363,896    2,646,980
                                         Distributions reinvested                                     133      348,856
                                         Redemptions                                           (6,952,364) (14,561,304)
                                                                                            -------------  -----------
                                          Net Decrease                                         (5,588,335) (11,565,468)
                                       Class B:
                                         Subscriptions                                            568,078    1,340,250
                                         Redemptions                                           (2,896,891)  (6,237,750)
                                                                                            -------------  -----------
                                          Net Decrease                                         (2,328,813)  (4,897,500)
                                       Class C:
                                         Subscriptions                                             68,438      233,972
                                         Redemptions                                              (66,532)    (348,814)
                                                                                            -------------  -----------
                                          Net Increase (Decrease)                                   1,906     (114,842)
                                                                                            -------------  -----------
                                       Net Decrease from Share Transactions                    (7,915,242) (16,577,810)
                                       Redemption fees                                                286          258
                                                                                            -------------  -----------
                                           Total Decrease in Net Assets                           (75,264)  (9,734,124)
                                       ---------------------------------------------------- -------------  -----------
                            Net Assets Beginning of period                                     95,684,415  105,418,539
                                       End of period                                           95,609,151   95,684,415
                                       Undistributed (Overdistributed) net investment
                                        income at end of period                                   377,356      (24,170)
                                       ---------------------------------------------------- -------------  -----------
                     Changes in Shares Class A:
                                         Subscriptions                                            111,398      234,574
                                         Issued for distributions reinvested                           11       29,791
                                         Redemptions                                             (568,981)  (1,290,670)
                                                                                            -------------  -----------
                                          Net Decrease                                           (457,572)  (1,026,305)
                                       Class B:
                                         Subscriptions                                             48,604      123,444
                                         Redemptions                                             (245,905)    (576,014)
                                                                                            -------------  -----------
                                          Net Decrease                                           (197,301)    (452,570)
                                       Class C:
                                         Subscriptions                                              5,722       21,169
                                         Redemptions                                               (5,631)     (32,929)
                                                                                            -------------  -----------
                                          Net Increase (Decrease)                                      91      (11,760)

                                See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                            -----------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Note 1. Organization

Columbia World Equity Fund (the "Fund"), formerly Columbia Global Equity Fund, a series of Columbia Funds Trust III (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective October 10, 2005, the Columbia Global Equity Fund changed its name to the Columbia World Equity Fund.

Investment Goal

The Fund seeks long-term growth by investing primarily in global equities.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

--------------------------------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

                                             March 31, 2005
                    ---------------------------------------
                    Distributions paid from:
                    ---------------------------------------
                     Ordinary income               $375,953
                    ---------------------------------------
                     Long-term capital gains             --
                    ---------------------------------------

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes

--------------------------------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

in the value of other assets and liabilities resulting from changes in exchange rates, was:

                   Unrealized appreciation      $15,959,284
                   -----------------------------------------
                   Unrealized depreciation       (4,593,686)
                                                -----------
                    Net unrealized appreciation $11,365,598
                   -----------------------------------------

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                           Capital Loss
                        Year of Expiration Carryforward
                        -------------------------------
                        2007                $ 9,607,940
                        -------------------------------
                        2008                  1,298,350
                        -------------------------------
                        2010                    586,253
                                           ------------
                                            $11,492,543
                        -------------------------------

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. On September 30, 2005, Columbia Management Advisors, Inc. changed its name to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets Annual Fee Rate
                    ----------------------------------------
                        First $1 billion          0.40%
                    ----------------------------------------
                        Over $1 billion           0.35%
                    ----------------------------------------

For the six months ended September 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.40%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.25% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.046%.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. changed its name to Columbia Management Services, Inc. For its services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.43%.

For the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005.

--------------------------------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund


Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. changed its name to Columbia Management Distributors, Inc. For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts of $8,920 on sales of the Fund's
Class A shares and net CDSC fees of $26, $11,938 and $7 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended September 30, 2005, there were no such credits.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2005, the Fund paid $800 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended September 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $19,289,894 and $26,436,885, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2005, the Fund did not borrow under this arrangement.

Note 7. Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of Class A, Class B and Class C shares who redeem shares held for 60 days or less. Redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class proportionately for purposes of determining the net asset value of each class. For the six months ended September 30, 2005, the redemption fees for the Class A, Class B, and Class C shares of the Fund amounted to $236, $47, and $3, respectively.

--------------------------------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund


Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been

--------------------------------------------------------------------------------
             September 30, 2005 (unaudited)  Columbia World Equity
                                                              Fund

consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings (with the exception of the January 11, 2005 "failure to participate" litigation, which has been dismissed) are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

For the six months ended September 30, 2005, Columbia has assumed $588 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                        Columbia World Equity
                                                         Fund

Selected data for a share outstanding throughout each period is as follows:

                                          (unaudited)
                                           Six Months         Year          Period
                                                Ended        Ended           Ended
                                        September 30,    March 31,       March 31,                  Year Ended October 31,
                                                                                      --------------------------------------
Class A Shares                                   2005         2005         2004(a)           2003        2002         2001
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $ 11.92           $ 11.09       $ 10.19        $  8.12       $ 10.36     $  16.51

-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (b)          0.06              0.07(c)      (0.02)          0.01          0.02         0.03
Net realized and unrealized
gain (loss) on investments, foreign
currency and foreign capital gains tax    0.98              0.81          0.92           2.06         (2.26)       (4.04)
                                       -------          ---------     ---------       -------       -------     --------
Total from Investment
Operations                                1.04              0.88          0.90           2.07         (2.24)       (4.01)

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income                  --(d)          (0.05)           --             --            --           --
From net realized gains                     --                --            --             --            --        (2.12)
In excess of net realized gains             --                --            --             --            --        (0.02)
                                       -------          ---------     ---------       -------       -------     --------
Total Distributions Declared to
Shareholders                                --             (0.05)           --             --            --        (2.14)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $ 12.96           $ 11.92       $ 11.09        $ 10.19       $  8.12     $  10.36
Total return (e)                          8.72%(f)(g)       7.99%         8.83%(f)      25.49%(g)    (21.62)%     (27.50)%

-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                              1.56%(i)          1.56%         1.64%(i)       1.66%         1.57%        1.39%
Net investment income (loss) (h)          0.98%(i)          0.59%        (0.34)%(i)      0.13%         0.17%        0.26%
Waiver/reimbursement                      0.02%(i)            --            --           0.03%           --           --
Portfolio turnover rate                     21%(f)            68%           57%(f)         95%           59%          84%
Net assets, end of period (000's)      $79,421           $78,479       $84,393        $82,366       $79,227     $127,953

-----------------------------------------------------------------------------------------------------------------------------

                                          (unaudited)
                                           Six Months
                                                Ended
                                        September 30,
                                                      -------------
Class A Shares                                 2000
---------------------------------------------------
Net Asset Value,
Beginning of Period                    $  16.85

---------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (b)           0.04
Net realized and unrealized
gain (loss) on investments, foreign
currency and foreign capital gains tax     1.34
                                       --------
Total from Investment
Operations                                 1.38

---------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income                (0.01)
From net realized gains                   (1.71)
In excess of net realized gains              --
                                       --------
Total Distributions Declared to
Shareholders                              (1.72)

---------------------------------------------------
Net Asset Value, End of Period         $  16.51
Total return (e)                           7.89%

---------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                               1.23%(j)
Net investment income (loss) (h)           0.20%(j)
Waiver/reimbursement                         --
Portfolio turnover rate                      63%
Net assets, end of period (000's)      $169,701

---------------------------------------------------

(a)The Fund changed its fiscal year end from October 31 to March 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.
(d)Rounds to less than $0.01 per share.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Not annualized.
(g)Had the Investment Advisor/Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.
(j)During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

--------------------------------------------------------------------------------
                              Columbia World Equity
                                               Fund

Selected data for a share outstanding throughout each period is as follows:

                                           (unaudited)
                                            Six Months             Year          Period
                                                 Ended            Ended           Ended
                                         September 30,        March 31,       March 31,                  Year Ended October 31,
                                                                                           -------------------------------------
Class B Shares                                    2005             2005         2004(a)           2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                        $ 11.48           $ 10.71        $  9.87        $  7.93       $ 10.19     $ 16.39

---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (b)              0.01             (0.02)(c)      (0.05)         (0.05)        (0.05)      (0.06)
Net realized and unrealized gain (loss)
on investments, foreign currency and
foreign capital gains tax                     0.95              0.79           0.89           1.99         (2.21)      (4.00)
                                        -------------       ---------      ---------       -------       -------     -------
Total from Investment Operations              0.96              0.77           0.84           1.94         (2.26)      (4.06)

---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income                      --                --             --             --            --          --
From net realized gains                         --                --             --             --            --       (2.12)
In excess of net realized gains                 --                --             --             --            --       (0.02)
                                        -------------       ---------      ---------       -------       -------     -------
Total Distributions Declared to
Shareholders                                    --                --             --             --            --       (2.14)

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $ 12.44           $ 11.48        $ 10.71        $  9.87       $  7.93     $ 10.19
Total return (d)                              8.36%(e)(f)       7.19%          8.51%(e)      24.46%(f)    (22.18)%    (28.08)%

---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                                  2.31%(h)          2.31%          2.39%(h)       2.41%         2.32%       2.14%
Net investment income (loss) (g)              0.23%(h)         (0.16)%        (1.09)%(h)     (0.62)%       (0.58)%     (0.49)%
Waiver/reimbursement                          0.02%(h)            --             --           0.03%           --          --
Portfolio turnover rate                         21%(e)            68%            57%(e)         95%           59%         84%
Net assets, end of
period (000's)                             $15,022           $16,129        $19,896        $20,086       $20,311     $38,083

---------------------------------------------------------------------------------------------------------------------------------




                                        -------------
Class B Shares                                  2000
----------------------------------------------------
Net Asset Value,
Beginning of Period                     $ 16.84

----------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (b)          (0.09)
Net realized and unrealized gain (loss)
on investments, foreign currency and
foreign capital gains tax                  1.33
                                        -------
Total from Investment Operations           1.24

----------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income                (0.01)
From net realized gains                   (1.68)
In excess of net realized gains              --
                                        -------
Total Distributions Declared to
Shareholders                              (1.69)

----------------------------------------------------
Net Asset Value, End of Period          $ 16.39
Total return (d)                           6.97%

----------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                               1.98%(i)
Net investment income (loss) (g)          (0.55)%(i)
Waiver/reimbursement                         --
Portfolio turnover rate                      63%
Net assets, end of
period (000's)                          $15,405

----------------------------------------------------

(a)The Fund changed its fiscal year end from October 31 to March 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)Had the Investment Advisor/Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.
(i)During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

                             -----------------------
                              Columbia World Equity
                                               Fund

Selected data for a share outstanding throughout each period is as follows:

                                               (unaudited)
                                                Six Months         Year         Period
                                                     Ended        Ended          Ended
                                             September 30,    March 31,      March 31,                 Year Ended October 31,
                                                                                          ------------------------------------
Class C Shares                                        2005         2005        2004(a)          2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                          $11.47           $10.70        $ 9.86        $ 7.93       $ 10.20     $ 16.40

-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (b)               0.01            (0.02)(c)     (0.05)        (0.05)        (0.05)      (0.06)
Net realized and unrealized gain (loss) on
investments, foreign currency and foreign
capital gains tax                              0.94             0.79          0.89          1.98         (2.22)      (4.00)
                                             ------          ---------     ---------      ------       -------     -------
Total from Investment
Operations                                     0.95             0.77          0.84          1.93         (2.27)      (4.06)

-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income                       --               --            --            --            --          --
From net realized gains                          --               --            --            --            --       (2.12)
In excess of net realized gains                  --               --            --            --            --       (0.02)
                                             ------          ---------     ---------      ------       -------     -------
Total Distributions Declared to Shareholders     --               --            --            --            --       (2.14)

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.42           $11.47        $10.70        $ 9.86       $  7.93     $ 10.20
Total return (d)                               8.28%(e)(f)      7.20%         8.52%(e)     24.34%(f)    (22.25)%    (28.06)%

-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                                   2.31%(h)         2.31%         2.39%(h)      2.41%         2.32%       2.14%
Net investment income (loss) (g)               0.23%(h)        (0.16)%       (1.09)%(h)    (0.62)%       (0.58)%     (0.49)%
Waiver/reimbursement                           0.02%(h)           --            --          0.03%           --          --
Portfolio turnover rate                          21%(e)           68%           57%(e)        95%           59%         84%
Net assets, end of period (000's)            $1,167           $1,076        $1,129        $1,017       $ 1,041     $ 1,696

-------------------------------------------------------------------------------------------------------------------------------

                                               (unaudited)
                                                Six Months
                                                     Ended
                                             September 30,
                                                           ------------
Class C Shares                                      2000
--------------------------------------------------------
Net Asset Value,
Beginning of Period                          $16.84

--------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (b)              (0.09)
Net realized and unrealized gain (loss) on
investments, foreign currency and foreign
capital gains tax                              1.34
                                             ------
Total from Investment
Operations                                     1.25

--------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income                    (0.01)
From net realized gains                       (1.68)
In excess of net realized gains                  --
                                             ------
Total Distributions Declared to Shareholders  (1.69)

--------------------------------------------------------
Net Asset Value, End of Period               $16.40
Total return (d)                               7.03%

--------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                                   1.98%(i)
Net investment income (loss) (g)              (0.55)%(i)
Waiver/reimbursement                             --
Portfolio turnover rate                          63%
Net assets, end of period (000's)            $1,030

--------------------------------------------------------

(a)The Fund changed its fiscal year end from October 31 to March 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)Had the Investment Advisor/Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.
(i)During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

                     COLUMBIA FUNDS
                                    -----------------------
                                     Columbia World Equity
                                                      Fund

------------------------------  ---------------------------------------------------------------------------
                 Growth funds   Columbia Acorn Fund
                                Columbia Acorn Select
                                Columbia Acorn USA
                                Columbia Growth Stock Fund
                                Columbia Large Cap Growth Fund
                                Columbia Marsico 21st Century Fund
                                Columbia Marsico Focused Equities Fund
                                Columbia Marsico Growth Fund
                                Columbia Marsico Mid Cap Growth Fund
                                Columbia Mid Cap Growth Fund
                                Columbia Small Cap Growth Fund I
                                Columbia Small Cap Growth Fund II
                                Columbia Small Company Equity Fund
                                Columbia Tax-Managed Growth Fund
                                ---------------------------------------------------------------------------
                   Core funds   Columbia Common Stock Fund
                                Columbia Large Cap Core Fund
                                Columbia Small Cap Core Fund
                                Columbia Young Investor Fund
                                ---------------------------------------------------------------------------
                  Value funds   Columbia Disciplined Value Fund
                                Columbia Dividend Income Fund
                                Columbia Large Cap Value Fund
                                Columbia Mid Cap Value Fund
                                Columbia Small Cap Value Fund I
                                Columbia Small Cap Value Fund II
                                Columbia Strategic Investor
                                ---------------------------------------------------------------------------
Asset Allocation/Hybrid funds   Columbia Asset Allocation Fund
                                Columbia Asset Allocation Fund II
                                Columbia Balanced Fund
                                Columbia Liberty Fund
                                Columbia LifeGoal/TM/ Balanced Growth Portfolio
                                Columbia LifeGoal/TM/ Growth Portfolio
                                Columbia LifeGoal/TM/ Income Portfolio
                                Columbia LifeGoal/TM/ Income and Growth Portfolio
                                Columbia Thermostat Fund
                                ---------------------------------------------------------------------------
                  Index funds   Columbia Large Cap Enhanced Core Fund
                                Columbia Large Cap Index Fund
                                Columbia Mid Cap Index Fund
                                Columbia Small Cap Index Fund
                                ---------------------------------------------------------------------------
              Specialty funds   Columbia Convertible Securities Fund
                                Columbia Real Estate Equity Fund
                                Columbia Technology Fund
                                Columbia Utilities Fund
                                ---------------------------------------------------------------------------
   Global/International funds   Columbia Acorn International
                                Columbia Acorn International Select
                                Columbia Global Value Fund
                                Columbia Greater China Fund
                                Columbia International Stock Fund
                                Columbia International Value Fund
                                Columbia Marsico International Opportunities Fund
                                Columbia Multi-Advisor International Equity Fund
                                Columbia World Equity Fund

--------------------------------------------------------------------------------
                              Columbia World Equity
                                               Fund

----------------------  ---------------------------------------------------------------------------
   Taxable Bond funds   Columbia Conservative High Yield Fund
                        Columbia Core Bond Fund
                        Columbia Federal Securities Fund
                        Columbia High Income Fund
                        Columbia High Yield Opportunity Fund
                        Columbia Income Fund
                        Columbia Intermediate Bond Fund
                        Columbia Intermediate Core Bond Fund
                        Columbia Short Term Bond Fund
                        Columbia Strategic Income Fund
                        Columbia Total Return Bond
                        Columbia U.S. Treasury Index Fund
                        ---------------------------------------------------------------------------
Tax-Exempt Bond funds   Columbia California Tax-Exempt Fund
                        Columbia CA Intermediate Municipal Bond Fund
                        Columbia Connecticut Tax-Exempt Fund
                        Columbia CT Intermediate Municipal Bond Fund
                        Columbia FL Intermediate Municipal Bond Fund
                        Columbia GA Intermediate Municipal Bond Fund
                        Columbia High Yield Municipal Fund
                        Columbia Intermediate Municipal Bond Fund
                        Columbia MA Intermediate Municipal Bond Fund
                        Columbia Massachusetts Tax-Exempt Fund
                        Columbia MD Intermediate Municipal Bond Fund
                        Columbia Municipal Income Fund
                        Columbia NC Intermediate Municipal Bond Fund
                        Columbia New York Tax-Exempt Fund
                        Columbia NJ Intermediate Municipal Bond Fund
                        Columbia NY Intermediate Municipal Bond Fund
                        Columbia OR Intermediate Municipal Bond Fund
                        Columbia RI Intermediate Municipal Bond Fund
                        Columbia SC Intermediate Municipal Bond Fund
                        Columbia Short Term Municipal Bond Fund
                        Columbia Tax-Exempt Fund
                        Columbia Tax-Exempt Insured Fund
                        Columbia TX Intermediate Municipal Bond Fund
                        Columbia VA Intermediate Municipal Bond Fund
                        ---------------------------------------------------------------------------
   Money Market funds   Columbia Cash Reserves
                        Columbia CA Tax-Exempt Reserves
                        Columbia Government Reserves
                        Columbia Government Plus Reserves
                        Columbia MA Municipal Reserves
                        Columbia Money Market Reserves
                        Columbia Municipal Reserves
                        Columbia NY Tax-Exempt Reserves
                        Columbia Prime Reserves
                        Columbia Tax-Exempt Reserves
                        Columbia Treasury Reserves

                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.
                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                 Columbia World Equity
                                                                  Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia World Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.



                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC APPEARS HERE]

eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by eletronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia World Equity Fund Semiannual Report, September 30, 2005

Columbia Management(R)

(C)2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                               SHC-44/91124-0905 (11/05) 05/8394

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Trust III
              -----------------------------------------------
By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------

By (Signature and Title) /s/ J. Kevin Connaughton
                         ------------------------------------
                         J. Kevin Connaughton, Treasurer

Date November 28, 2005
     --------------------------------------------------------